Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Other Receivables
	December 31
	2020	2021
	US$ thousands

Advances to suppliers	618	333
Government authorities	3,668	2,184
Prepaid expense	477	768
Other receivables	1,363	1,408
	6,126	4,693